EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust III prospectus for Pax Ellevate Global Women’s Index Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 22, 2014 (SEC Accession No. 0001104659-14-041065).

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase